Consolidated Statements of Changes in Equity - USD ($) $ in Millions		Total	Common Shares [Member]	Contributed Surplus [Member]	Retained Earnings [Member]	AOCI [Member]		Non-controlling Interests [Member]
Beginning Balance at Dec. 31, 2013		$ 9,639	$ 4,230	$ 69	$ 5,011	$ 313	[1]	$ 16
Beginning Balance, shares at Dec. 31, 2013			442,300,000
Net income		1,880			1,882			(2)
Other comprehensive income (loss)		(843)				(843)	[1]
Shares issued on exercise of stock options		$ 51	$ 63	(12)
Shares issued on exercise of stock options, shares		2,649,160	2,600,000
Release of restricted stock			$ 5	(5)
Release of restricted stock units			14	(14)
Repurchase and cancellation under normal course issuer bids		$ (1,783)	$ (342)		(1,413)
Repurchase and cancellation under normal course issuer bids	[1]					(28)
Repurchase and cancellation under normal course issuer bid, shares			(34,800,000)
Stock-based compensation expense		38		38
Reclassification of liability		7		7
Dividends paid			$ 9
Dividends paid		(316)			(325)
Dividends paid, shares			200,000
Ending Balance at Dec. 31, 2014		8,673	$ 3,979	83	5,155	(558)	[1]	14
Ending Balance, shares at Dec. 31, 2014			410,300,000
Net income		2,007			2,013			(6)
Other comprehensive income (loss)		(925)				(923)	[1]	(2)
Shares issued on exercise of stock options		$ 35	$ 45	(10)
Shares issued on exercise of stock options, shares		2,387,032	2,400,000
Release of restricted stock			$ 5	(5)
Release of restricted stock units			12	(12)
Repurchase and cancellation under normal course issuer bids		$ (515)	$ (108)		(418)
Repurchase and cancellation under normal course issuer bids	[1]					11
Repurchase and cancellation under normal course issuer bid, shares			(10,600,000)
Contribution by non-controlling interests		46		17				29
Purchase of non-controlling interests		(2)		(2)
Acquisition		116						116
Stock-based compensation expense		36		36
Dividends paid			$ 9
Dividends paid		(354)			(363)
Dividends paid, shares			200,000
Ending Balance at Dec. 31, 2015		$ 9,117	$ 3,942	$ 107	$ 6,387	$ (1,470)	[1]	$ 151
Ending Balance, shares at Dec. 31, 2015			402,300,000

[1]	AOCL is Accumulated Other Comprehensive Loss.